Restructuring (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring
Summary of activity related to restructuring reserves and expenses

Balance as of December 31, 2018	$—
Expenses recorded	15,670
Payments made	(6,323)
Foreign currency translation	159
Balance as of December 31, 2019	$9,506